Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource [2]	Segment	Ext. Method [3]
#: 1
	$ 23,923	Taxes	ISRAEL	snj:IL-D	Local Municipalities Hadarom, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 2
	14,722	Fees	ISRAEL	snj:IL-D	Israel Ports (Hadarom), Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 3
	743	Taxes	ISRAEL	snj:IL-D	Government Offices, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 4
	6,568	Infrastructure	ISRAEL	snj:IL-D	Government Offices, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 5
	8,328	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd., Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 6
	24,301	Fees	ISRAEL	snj:IL-D	Israel Electricity, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 7
	157,880	Royalties	ISRAEL	snj:IL-D	State Treasury, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 8
	20,772	Infrastructure	ISRAEL	snj:IL-D	State Treasury, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 9
	150,335	Taxes	ISRAEL	snj:IL-D	Tax Authority, Dead Sea Project [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 10
	7,835	Taxes	ISRAEL	snj:IL-D	Local Municipalities (Hadarom), Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 11
	4,739	Fees	ISRAEL	snj:IL-D	Israel Ports (Hadarom), Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 12
	406	Taxes	ISRAEL	snj:IL-D	Government Offices, Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 13
	12,130	Royalties	ISRAEL	snj:IL-D	Government Offices, Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 14
	26,048	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd., Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 15
	5,454	Fees	ISRAEL	snj:IL-D	Israel Electricity, Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 16
	3,474	Taxes	ISRAEL	snj:IL-D	Tax Authority, Rotem Mines Project [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 17
	1,377	Taxes	UNITED KINGDOM	snj:GB-ENG	Redcar And Cleveland Borough Council, Boulby Project [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions [Member]	Underground Mining
#: 18
	1,165	Taxes	UNITED KINGDOM	snj:GB-ENG	North York Moors National Park Authority, Boulby Project [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions [Member]	Underground Mining
#: 19
	3,545	Royalties	UNITED KINGDOM	snj:GB-ENG	The Crown Estate Boulby Project [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions [Member]	Underground Mining
#: 20
	7,257	Taxes	UNITED KINGDOM	snj:GB-ENG	Tax Authority, Boulby Project [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions [Member]	Underground Mining
#: 21
	577	Taxes	SPAIN	snj:ES-CT	Suria And Sallent Town Councils, Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 22
	413	Fees	SPAIN	snj:ES-CT	Suria And Sallent Town Councils, Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 23
	24	Taxes	SPAIN	snj:ES-CT	Catalonian Government And Catalan Water Agency (Aca), Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 24
	284	Royalties	SPAIN	snj:ES-CT	Catalonian Government And Catalan Water Agency (Aca), Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 25
	835	Fees	SPAIN	snj:ES-CT	Catalonian Government And Catalan Water Agency (Aca), Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 26
	4,859	Infrastructure	SPAIN	snj:ES-CT	Catalonian Government And Catalan Water Agency (Aca), Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 27
	7,455	Taxes	SPAIN	snj:ES-CT	Tax Authority, Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 28
	139	Royalties	SPAIN	snj:ES-CT	Tax Authority, Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 29
	57	Fees	SPAIN	snj:ES-CT	Tax Authority, Cabanassas Cataluna Project [Member]	Cabanassas [Member]	Potash [Member]	Potash [Member]	Underground Mining
#: 30
	463	Royalties	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 31
	1,083	Fees	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 32
	23,193	Taxes	CHINA	snj:CN-YN	Tax Authority, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 33
	4,698	Royalties	CHINA	snj:CN-YN	Tax Authority, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 34
	282	Fees	CHINA	snj:CN-YN	Tax Authority, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 35
	7,287	Fees	CHINA	snj:CN-YN	Kunming Electricity, Haikou Yunnan Province Project [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions [Member]	Open Pit
#: 36
	1,270	Taxes	ISRAEL	snj:IL-D	Local Municipalities (Hadarom), Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 37
	2,976	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd., Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 38
	44,000	Royalties	ISRAEL	snj:IL-D	State Treasury, Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 39
	$ 14,696	Taxes	ISRAEL	snj:IL-D	Tax Authority, Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well

[1]	All payments are reported in U.S. dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.
[3]	Method of extraction - Dead Sea: evaporation ponds; Rotem Mines and Haikou: Open pits; Boulby and Cabanassas: underground mines.